Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for doubtful accounts	$ 22,618	$ 23,679
Stockholders' equity:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	78,951,053	78,559,350
Common stock, shares outstanding	78,951,053	78,559,350